Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 21,875	$ 16,582	$ 14,170	$ 17,393	$ 14,030	$ 12,943	$ 13,107	$ 11,932	$ 10,212	$ 9,307	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 21,842	16,557	14,148	17,501	14,227	13,218	13,495	12,374	10,668	9,801	10,000
Class P
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 24,055	18,158	15,464	18,925	15,206	13,973	14,096	12,776	10,890	9,904	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 22,637	17,195	14,735	18,127	14,656	13,557	13,767	12,562	10,779	9,850	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 23,804	17,998	15,349	18,792	15,126	13,915	14,053	12,760	10,888	9,900	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 24,050	18,163	15,469	18,926	15,213	13,984	14,113	12,795	10,913	9,906	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 23,802	17,993	15,344	18,780	15,112	13,906	14,046	12,753	10,890	9,904	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Putnam Growth Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Growth Blended Benchmark
Account Value	$ 24,660	19,193	16,353	20,059	16,173	14,559	14,057	12,695	10,979	9,775	10,000
Putnam Growth Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Growth Blended Benchmark
Account Value	$ 24,660	19,193	16,353	20,059	16,173	14,559	14,057	12,695	10,979	9,775	10,000
Putnam Growth Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Growth Blended Benchmark
Account Value	$ 24,660	19,193	16,353	20,059	16,173	14,559	14,057	12,695	10,979	9,775	10,000
Putnam Growth Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Growth Blended Benchmark
Account Value	$ 24,660	19,193	16,353	20,059	16,173	14,559	14,057	12,695	10,979	9,775	10,000
Putnam Growth Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Growth Blended Benchmark
Account Value	$ 24,660	19,193	16,353	20,059	16,173	14,559	14,057	12,695	10,979	9,775	10,000
Putnam Growth Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Growth Blended Benchmark
Account Value	$ 24,660	19,193	16,353	20,059	16,173	14,559	14,057	12,695	10,979	9,775	10,000
Putnam Growth Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Growth Blended Benchmark
Account Value	$ 24,660	$ 19,193	$ 16,353	$ 20,059	$ 16,173	$ 14,559	$ 14,057	$ 12,695	$ 10,979	$ 9,775	$ 10,000